Organization - Summary of Long-lived tangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived tangible assets	$ 80,919	$ 71,876
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived tangible assets	70,821	66,858
Foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived tangible assets	$ 10,098	$ 5,018